Corporate information	6 Months Ended
Dec. 31, 2024
Corporate information [Abstract]
Corporate information
Note 1. Corporate information

The interim condensed consolidated financial statements of ioneer Ltd and its subsidiaries (collectively the “Group” or the “Company”) for the six months ended 31 December 2024 were authorised for issue in accordance with a resolution of the directors on 19 February 2025.

ioneer Ltd is a for profit company limited by shares and incorporated in Australia whose shares are publicly traded on the Australian Securities Exchange (“ASX”) under the ticker code “INR”. The registered office of the Company is suite 16.01, 213 Miller Street, North Sydney, NSW 2060 Australia.